Fair Value Measurements - Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Oct. 05, 2012 Subsequent Event [Member]	Oct. 05, 2012 Subsequent Event [Member] New Dawn [Member]	Sep. 30, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Available-for-sale marketable securities					$ 5.5	$ 5.9	$ 6.3
Sale of marketable securities	0.4	0.4
Gain (loss) on the sale of available-for-sale marketable securities	(0.07)	0.10
Ownership interest purchased			$ 8.7	$ 8.7